Selected Quarterly Results of Operations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Unaudited quarterly results of operations
Revenue	$ 822,128	$ 808,837	$ 808,928	$ 807,010	$ 812,203	$ 801,409	$ 788,935	$ 775,181	$ 3,246,903	$ 3,177,728	$ 2,984,223
Operating income	113,501	110,051	109,872	109,048	104,552	105,672	106,556	87,584	442,472	404,364	410,433
Net income	$ 98,021	$ 98,749	$ 101,870	$ 92,731	$ 87,379	$ 91,785	$ 94,110	$ 73,391	$ 391,371	$ 346,665	$ 343,906
Basic earnings per share	$ 0.60	$ 0.59	$ 0.60	$ 0.54	$ 0.49	$ 0.50	$ 0.50	$ 0.38	$ 2.33	$ 1.87	$ 1.70
Diluted earnings per share	$ 0.60	$ 0.59	$ 0.60	$ 0.53	$ 0.49	$ 0.50	$ 0.50	$ 0.38	$ 2.31	$ 1.86	$ 1.69